Regulatory Matters (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total capital (to risk weighted assets)
Actual - Amount	$ 277,937	$ 268,770	$ 190,229
Actual - Ratio	13.90%	14.00%	12.50%
For Capital Adequacy Purposes - Amount	$ 160,359	$ 154,052	$ 121,719
For Capital Adequacy Purposes - Ratio	8.00%	8.00%	8.00%
Tier 1 capital (to risk weighted assets)
Actual - Amount	$ 260,148	$ 252,963	$ 173,680
Actual - Ratio	13.00%	13.10%	11.40%
For Capital Adequacy Purposes - Amount	$ 120,269	$ 77,026	$ 60,859
For Capital Adequacy Purposes - Ratio	6.00%	4.00%	4.00%
Tier 1 capital (to average assets)
Actual - Amount	$ 260,148	$ 252,963	$ 173,680
Actual - Ratio	12.00%	12.10%	10.30%
For Capital Adequacy Purposes - Amount	$ 87,032	$ 84,003	$ 67,196
For Capital Adequacy Purposes - Ratio	4.00%	4.00%	4.00%
Green Bank
Total capital (to risk weighted assets)
Actual - Amount	$ 268,912	$ 259,313	$ 184,908
Actual - Ratio	13.40%	13.50%	12.20%
For Capital Adequacy Purposes - Amount	$ 160,178	$ 153,867	$ 121,619
For Capital Adequacy Purposes - Ratio	8.00%	8.00%	8.00%
To be Categorized as Well Capitalized under Prompt Corrective Action Provisions - Amount	$ 200,223	$ 192,334	$ 152,023
To be Categorized as Well Capitalized under Prompt Corrective Action Provisions - Ratio	10.00%	10.00%	10.00%
Tier 1 capital (to risk weighted assets)
Actual - Amount	$ 251,123	$ 243,506	$ 168,359
Actual - Ratio	12.50%	12.70%	11.10%
For Capital Adequacy Purposes - Amount	$ 120,134	$ 76,934	$ 60,809
For Capital Adequacy Purposes - Ratio	6.00%	4.00%	4.00%
To be Categorized as Well Capitalized under Prompt Corrective Action Provisions - Amount	$ 160,178	$ 115,400	$ 91,214
To be Categorized as Well Capitalized under Prompt Corrective Action Provisions - Ratio	8.00%	6.00%	6.00%
Tier 1 capital (to average assets)
Actual - Amount	$ 251,123	$ 243,506	$ 168,359
Actual - Ratio	11.60%	11.60%	10.00%
For Capital Adequacy Purposes - Amount	$ 86,705	$ 83,738	$ 67,021
For Capital Adequacy Purposes - Ratio	4.00%	4.00%	4.00%
To be Categorized as Well Capitalized under Prompt Corrective Action Provisions - Amount	$ 108,381	$ 104,673	$ 83,776
To be Categorized as Well Capitalized under Prompt Corrective Action Provisions - Ratio	5.00%	5.00%	5.00%